Cash and cash equivalents	3 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	March 31, 2025	December 31, 2024
	€m	€m
Cash and cash equivalents	329.8	403.3
‘Cash and cash equivalents’ comprise cash balances and deposits.